Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	$ 697
Ending balance	827	$ 697
Beginning balance	1,832
Ending Balance	1,806	1,832
Net deferred tax assets	979	1,135
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	697	960
Acquisitions	78	69
Ending balance	827	697
Expense to other comprehensive income	5	2
Translation and other, net	3	(17)
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	15	19
Expense to equity	(11)	(4)
Beginning balance	1,832	1,511
Expense to other comprehensive income	(19)	(6)
Translation and other, net	5	(11)
Ending Balance	1,806	1,832
Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	44	(317)
Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	(16)	323
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	516	507
Acquisitions	5	10
Ending balance	509	516
Expense to other comprehensive income	0	0
Translation and other, net	(13)	0
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	1	(1)
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	44	302
Acquisitions	4	0
Ending balance	42	44
Expense to other comprehensive income	0	0
Translation and other, net	(1)	0
Equity Method Investments [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	(5)	(258)
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	137	151
Acquisitions	69	59
Ending balance	276	137
Expense to other comprehensive income	5	2
Translation and other, net	17	(17)
Other [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	48	(58)
Tax Losses and Other Attributes [Member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	12	18
Expense to equity	0	0
Beginning balance	523	190
Expense to other comprehensive income	0	0
Translation and other, net	9	(8)
Ending Balance	626	523
Tax Losses and Other Attributes [Member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	82	323
Goodwill and Other Identifiable Intangible Assets [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	(1)	0
Expense to equity	0	0
Beginning balance	865	980
Expense to other comprehensive income	0	0
Translation and other, net	2	(2)
Ending Balance	832	865
Goodwill and Other Identifiable Intangible Assets [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	(34)	(113)
Employee Benefits and Compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to equity	11	4
Employee Benefits and Compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	0	0
Expense to equity	(11)	(4)
Beginning balance	173	177
Expense to other comprehensive income	(20)	(5)
Translation and other, net	3	0
Ending Balance	152	173
Employee Benefits and Compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	7	5
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	4	1
Expense to equity	0	0
Beginning balance	271	164
Expense to other comprehensive income	1	(1)
Translation and other, net	(9)	(1)
Ending Balance	196	271
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense (benefit) to income statement - continuing operations	$ (71)	$ 108